Condensed financial information of the Company - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 926,809,581	$ 662,606,063	$ 674,141,554
Other receivables	335,840,652	287,300,176
Other current assets	3,847,106	772,303
Due from subsidiaries	2,789,265	22,578,925
Total current assets	5,600,910,134	5,645,063,109
TOTAL ASSETS	7,669,323,576	7,421,664,433
Current liabilities
Short-term bank loan	13,624,730	73,419,108
PRC other tax payable	32,595,593	26,734,901
Other payable and accrued liabilities	595,476,441	323,163,994
Current portion of long-term bank loans and other debt	1,393,587,995	1,418,955,459
Payroll and welfare payables	18,102,179	24,223,625
Total current liabilities	4,536,333,378	4,484,571,512
Long term bank loan	589,017,919	686,064,696
Other long-term debt	1,013,015,628	1,036,690,627
Total liabilities	6,643,420,414	6,629,712,411
Shareholders' equity
Authorized500,000,000 shares, issued and outstanding- 106,932,017 shares for 2020 (2019: 107,875,468 shares)	16,415	16,410
Treasury shares	(116,061,577)	(113,719,964)
Additional paid-in capital	552,215,071	543,290,577
Retained earnings	34,500,890	135,873,163
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	665,471,960	690,301,639
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,669,323,576	$ 7,421,664,433
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	106,932,017	107,875,468
Common stock, shares outstanding	106,932,017	107,875,468
Parent Company [Member]
Current assets
Cash and cash equivalents	$ 2,463,042	$ 28,591,381	$ 93,606,791	$ 15,726,978
Other receivables	189,494	10,928
Other current assets	0	77,649
Due from subsidiaries	230,448,376	455,222,231
Total current assets	233,100,912	483,902,189
Investments in subsidiaries	1,459,241,231	1,338,730,125
TOTAL ASSETS	1,692,342,143	1,822,632,314
Current liabilities
Short-term bank loan	0	19,900,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	31,210,541	27,612,109
Current portion of long-term bank loans and other debt	606,490,929	423,131,157
Payroll and welfare payables	2,622,544	2,220,113
Total current liabilities	641,239,592	473,778,957
Long term bank loan	0	100,440,000
Other long-term debt	373,994,646	558,111,718
Total liabilities	1,015,234,238	1,132,330,675
Shareholders' equity
Authorized500,000,000 shares, issued and outstanding- 106,932,017 shares for 2020 (2019: 107,875,468 shares)	16,415	16,410
Treasury shares	(116,061,577)	(113,719,964)
Additional paid-in capital	552,215,071	543,290,577
Retained earnings	240,937,996	260,714,616
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	677,107,905	690,301,639
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,692,342,143	$ 1,822,632,314
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001